Shareholder Report, Holdings (Details) - C000032332	Jun. 30, 2026
New Jersey Educational Facilities AuthorityFR_646066F47
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pennsylvania Turnpike Commission Oil Franchise Tax RevenueFR_709221VE2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
City of Tampa Water & Wastewater System RevenueFR_875291BP0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Omaha Public Power DistrictFR_682001QF2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Hudson Yards Infrastructure Corp.FR_44420RBH2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
East Bay Municipal Utility District Water System RevenueFR_271014T44
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Texas Water Development BoardFR_88285AKC1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
City of Chicago Wastewater Transmission RevenueFR_167727C61
Holdings [Line Items]
Percent of Net Asset Value	0.70%
City of Griffin Public Utility RevenueFR_398192EU4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
School Board of Miami-Dade CountyFR_59333RLL6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Texas
Holdings [Line Items]
Percent of Net Asset Value	9.40%
New York
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Florida
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Washington
Holdings [Line Items]
Percent of Net Asset Value	5.20%
California
Holdings [Line Items]
Percent of Net Asset Value	4.30%
New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.00%